Schedule of Property, Plant and Equipment (Detail) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	$ 2,258,391	$ 2,472,683
Rig Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	2,074,185	2,269,794
Rental Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	20,597	27,359
Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	17,088	27,318
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	3,204	4,978
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	44,009	49,451
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	67,884	60,572
Land [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	31,424	33,211
Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	6,503,721	6,563,206	$ 6,670,979
Gross [Member] | Rig Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	5,968,316	6,025,767	6,109,383
Gross [Member] | Rental Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	103,181	105,024	110,307
Gross [Member] | Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	178,717	181,004	185,319
Gross [Member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	34,680	35,350	38,506
Gross [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	119,519	122,278	126,177
Gross [Member] | Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	67,884	60,572	67,740
Gross [Member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	31,424	33,211	33,547
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	(4,245,330)	(4,090,523)	(3,921,516)
Accumulated Depreciation [Member] | Rig Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	(3,894,131)	(3,755,973)	(3,598,878)
Accumulated Depreciation [Member] | Rental Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	(82,584)	(77,665)	(75,870)
Accumulated Depreciation [Member] | Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	(161,629)	(153,686)	(146,715)
Accumulated Depreciation [Member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	(31,476)	(30,372)	(30,710)
Accumulated Depreciation [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	$ (75,510)	$ (72,827)	$ (69,343)